Equity - Expense recognized for employee services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Beginning balance	R$ 1,359,015	R$ 2,110,357
Ending balance	(1,515,601)	1,359,015
Other capital reserves
Disclosure of reserves within equity [line items]
Beginning balance	14,558	14,533
Share-based payments expense during the year	1,188	25
Ending balance	R$ 15,746	R$ 14,558